Financial Instruments - Summary of Changes in Consolidated Debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Debt at beginning of year	$ 6,971	$ 7,379	$ 9,339
Proceeds from new debt instruments	2,938	2,006	3,960
Debt repayments	(3,840)	(2,420)	(5,897)
Foreign currency translation and accretion effects	159	6	(23)
Debt at end of year	$ 6,228	$ 6,971	$ 7,379